John Hancock

Alternative Asset Allocation Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Affiliated investment companies (A) 74.6%		$421,896,863
(Cost $420,237,927)
Absolute return strategies 21.1%		119,348,865

Absolute Return Currency, Class NAV, JHF II (First Quadrant)	5,068,218	46,019,421
Credit Suisse Managed Futures Strategy Fund (B)(C)	2,354,210	23,753,983
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (C)	4,776,056	49,575,461
Alternative investment approaches 46.5%		263,028,084

Disciplined Alternative Yield, Class NAV, JHF II (Boston Partners) (D)	5,926,348	64,774,989
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,404,927	49,423,283
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	7,802,845	73,814,912
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (E)	7,233,838	75,014,900
Alternative markets 7.0%		39,519,914

Infrastructure, Class NAV, JHIT (Wellington) (F)	2,114,498	26,262,069
Invesco DB Gold Fund (B)	331,529	13,257,845
Unaffiliated investment companies 23.1%		$130,730,653
(Cost $130,252,107)
Absolute return strategies 10.1%		57,085,902

IQ Merger Arbitrage ETF (C)(G)	581,493	18,514,737
The Arbitrage Fund, Class I	2,897,909	38,571,165
Alternative investment approaches 7.6%		43,195,170

JPMorgan Hedged Equity Fund	2,232,309	43,195,170
Alternative markets 5.4%		30,449,581

Energy Select Sector SPDR Fund	24,410	1,434,576
Invesco DB Energy Fund	182,688	2,458,980
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (G)	497,362	7,858,320
SPDR S&P Global Natural Resources ETF	82,728	3,521,731
Vanguard Global ex-U.S. Real Estate ETF	102,596	5,895,166
Vanguard Real Estate ETF	106,811	9,280,808

	Yield (%)		Shares	Value
Securities lending collateral 0.1%				$361,185
(Cost $361,185)
John Hancock Collateral Trust (H)	2.3405	(I)	36,093	361,185

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.2%				$12,729,817
(Cost $12,728,532)
U.S. Government 2.0%				11,247,728

U.S. Treasury Bill	2.275	08-15-19	11,300,000	11,247,728

	Yield (%)		Shares	Value
Money market funds 0.2%				1,482,089

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3150	(I)	1,482,089	1,482,089
Total investments (Cost $ 563,579,751) 100.0%				$565,718,518
Other assets and liabilities, net (0.0%)				(162,711)
Total net assets 100.0%				$565,555,807

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend

JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)

The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note’s to fund’s investments.

(C)	Non-income producing.
(D)	Formerly known as Redwood Fund.
(E)	The subadvisor is an affiliate of the advisor.
(F)	Formerly known as Enduring Assets Fund.
(G)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $353,478.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 5-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Subadvisors of Affiliated Underlying Funds

Aberdeen Standard Investments Inc.	(Aberdeen)
Boston Partners Global Investors, Inc.	(Boston Partners)
First Quadrant, L.P.	(First Quadrant)
Manulife Investment Management (US) LLC	(MIM US)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Except for investments in exchange-traded funds (ETFs), investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$421,896,863	$421,896,863	—	—
Unaffiliated investment companies	130,730,653	130,730,653	—	—
Securities lending collateral	361,185	361,185	—	—
Short-term investments	12,729,817	1,482,089	$11,247,728	—
Total investments in securities	$565,718,518	$554,470,790	$11,247,728	—

Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Absolute Return Currency	6,111,191	271,268	(1,314,241)	5,068,218	$342,358	—	($780,683)	$280,318	$46,019,421
Disciplined Alternative Yield	6,765,100	1,703,547	(2,542,299)	5,926,348	592,689	$928,868	(1,271,645)	(981,959)	64,774,989
Global Absolute Return Strategies	8,196,135	—	(3,420,079)	4,776,056	—	—	(3,497,048)	3,971,752	49,575,461
Infrastructure	2,461,777	292,129	(639,408)	2,114,498	337,229	573,016	580,654	376,591	26,262,069
John Hancock Collateral Trust	1,063,762	16,428,538	(17,456,207)	36,093	—	—	1,914	(223)	361,185

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					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Real Return Bond	1,952,916	48,277	(2,001,193)	—	442,639	—	(975,769)	25,990	—
Seaport Long/Short	4,505,082	804,826	(904,981)	4,404,927	—	1,571,805	107,564	(2,062,226)	49,423,283
Short Duration Credit Opportunities	9,094,147	868,421	(2,159,723)	7,802,845	2,545,254	—	(1,951,436)	2,505,089	73,814,912
Strategic Income Opportunities	8,235,515	740,615	(1,742,292)	7,233,838	2,171,876	—	(1,274,418)	1,210,140	75,014,900
Technical Opportunities	1,925,658	975,678	(2,901,336)	—	84,265	6,561,631	(8,680,503)	(2,592,558)	—
					$6,516,310	$9,635,320	($17,741,370)	$2,732,914	$385,246,220

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended May 31, 2019 is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Credit Suisse Managed Futures Strategy Fund	2,043,606	983,938	(673,334)	2,354,210	—	—	($289,651)	$726,078	$23,753,983
Invesco DB Gold Fund	215,988	196,013	(80,472)	331,529	$156,988	—	(39,812)	604,113	13,257,845
Touchstone Merger Arbitrage Fund, Class I	2,711,724	—	(2,711,724)	—	—	—	(851,209)	185,881	—
					$156,988	—	($1,180,672)	$1,516,072	$37,011,828

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	345Q3	05/19
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.		7/19